Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$311,826,790.14	0.7680463	$280,200,850.19	0.6901499	$31,625,939.95
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$972,156,790.14	0.7335205	$940,530,850.19	0.7096579	$31,625,939.95

Weighted Avg. Coupon (WAC)	3.31%		3.31%
Weighted Avg. Remaining Maturity (WARM)	50.38		49.45
Pool Receivables Balance	$1,012,896,961.03		$980,432,641.45
Remaining Number of Receivables	63,269		62,447

Adjusted Pool Balance	$992,186,990.52		$960,561,050.57

III. COLLECTIONS

Principal:
Principal Collections	$31,395,761.75
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,038,357.80
Total Principal Collections	$32,434,119.55

Interest:
Interest Collections	$2,713,043.37
Late Fees & Other Charges	$56,111.58
Interest on Repurchase Principal	$-
Total Interest Collections	$2,769,154.95

Collection Account Interest	$1,030.74
Reserve Account Interest	$111.33
Servicer Advances	$-

Total Collections	$35,204,416.57

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$35,204,416.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,204,416.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$844,080.80		$844,080.80	$844,080.80
Collection Account Interest					$1,030.74
Late Fees & Other Charges					$56,111.58
Total due to Servicer					$901,223.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$114,336.49		$114,336.49
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$589,549.49		$589,549.49	$589,549.49

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$33,554,645.96

9. Regular Principal Distribution Amount:					$31,625,939.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$31,625,939.95
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,625,939.95		$31,625,939.95
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$31,625,939.95		$31,625,939.95

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,928,706.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,709,970.51
Beginning Period Amount	$20,709,970.51
Current Period Amortization	$838,379.63
Ending Period Required Amount	$19,871,590.88
Ending Period Amount	$19,871,590.88
Next Distribution Date Amount	$19,050,735.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.02%	2.09%	2.09%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.06%	61,860	98.82%	$968,856,171.20
30 - 60 Days	0.69%	434	0.89%	$8,725,763.81
61 - 90 Days	0.18%	112	0.22%	$2,150,181.24
91 + Days	0.07%	41	0.07%	$700,525.20
		62,447		$980,432,641.45
Total
Delinquent Receivables 61 + days past due	0.25%	153	0.29%	$2,850,706.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	200	0.38%	$3,850,701.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	221	0.44%	$4,651,527.94
Three-Month Average Delinquency Ratio	0.30%		0.37%

Repossession in Current Period		43		$917,244.68
Repossession Inventory		130		$888,511.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,068,557.83
Recoveries				$(1,038,357.80)
Net Charge-offs for Current Period				$30,200.03

Beginning Pool Balance for Current Period				$1,012,896,961.03

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				1.64%
Net Loss Ratio for 2nd Preceding Collection Period				1.44%
Three-Month Average Net Loss Ratio for Current Period				1.04%

Cumulative Net Losses for All Periods				$7,833,403.24
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$3,013,758.10
Number of Extensions				139